TAXATION - Adiitional information (Details) - ARS ($) $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended	36 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021
Income Taxes [Line Items]
Applicable tax rate	25.00%	30.00%	35.00%			30.00%
Dividends tax (as a percent)				7.00%
Accumulated net taxable income with 25%					$ 5
Accumulated net taxable income with 35%					50
Maximum
Income Taxes [Line Items]
Accumulated net taxable income with 30%					50
Minimum
Income Taxes [Line Items]
Accumulated net taxable income with 30%					$ 5